Material accounting policies (Details) - brazilianReal	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
US Dollars
Disclosure of changes in accounting estimates [line items]
Final rate	4.8413	5.2177	5.5805
Variation of foreign currency transactions final rate	(7.20%)	(6.50%)
Average rate	4.9553	5.1655	5.3956
Variation of foreign currency transactions average rate	(4.10%)	(4.30%)
Euro
Disclosure of changes in accounting estimates [line items]
Final rate	5.3516	5.5694	6.3210
Variation of foreign currency transactions final rate	(3.90%)	(11.90%)
Average rate	5.3325	5.4420	6.3784
Variation of foreign currency transactions average rate	(2.00%)	(14.70%)